Weighted-Average Assumptions used in Determination of Fair Value of Options (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rates, minimum	1.05%	0.85%	0.85%	2.20%	2.42%
Risk-free interest rates, maximium	1.90%	1.44%	1.44%	3.14%	3.14%
Expected term (years)	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield
Volatility, minimum	57.00%	61.00%	54.00%	73.00%	92.40%
Volatility, maximium	61.00%		61.00%